Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Schedule of Lease Liabilities

	2020	2019
Lease liabilities
Non-current	159,435	174,570
Current	36,337	41,814
	195,772	216,384

Schedule of Maturity Lease Liabilities
The maturity of the Group´s lease liabilities is as follows:

	2020	2019
Less than 1 year	36,337	41,814
Between 1 and 2 years	20,276	46,657
Between 2 and 3 years	30,228	28,197
Between 3 and 4 years	23,920	21,160
Between 4 and 5 years	19,951	18,427
More than 5 years	65,060	60,129
	195,772	216,384